Contract Assets, Current and Non-Current, Net/(Liabilities) - Schedule of Contract Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Contract Liabilities [Abstract]
Revenue recognized that was included in the beginning balance of the contract liability as of January 1, 2024 and 2023	$ (203,507)	$ (214,626)	$ (401,175)